Payables, Accruals and Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Payables Accruals And Provisions [abstract]
Schedule of Payables, Accruals and Provisions

The components of payables, accruals and provisions include the following:

	June 30,	December 31,
(millions of U.S. dollars)	2026	2025
Trade payables	170	147
Accruals	723	826
Provisions	68	66
Other current liabilities	53	51
Total payables, accruals and provisions	1,014	1,090